UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Brian Harding 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

ICON Equity Income Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (5.02%)
Communication Services (0.59%)
Block Communications, Inc.
6.88%, 02/15/25(a)	$100,000	$103,750
CSC Holdings LLC
10.88%, 10/15/25(a)	350,000	391,125
		494,875
Consumer Discretionary (1.76%)
Foot Locker, Inc.
8.50%, 01/15/22	500,000	553,750
M/I Homes, Inc.
6.75%, 01/15/21	200,000	200,250
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	650,000	666,250
William Lyon Homes, Inc.
7.00%, 08/15/22	50,000	50,125
		1,470,375
Consumer Staples (0.74%)
Central Garden & Pet Co.
6.13%, 11/15/23	600,000	619,500

Energy (0.33%)
Continental Resources, Inc.
5.00%, 09/15/22	172,000	173,146
Diamondback Energy, Inc.
5.38%, 05/31/25	100,000	104,984
		278,130
Financial (0.19%)
Avation Capital SA
6.50%, 05/15/21(a)	150,000	155,812

Health Care (0.26%)
Molina Healthcare, Inc.
5.38%, 11/15/22	200,000	212,596

Industrials (0.69%)
Air Canada
7.75%, 04/15/21(a)	200,000	212,720
RR Donnelley & Sons Co.
7.88%, 03/15/21	155,000	160,425
TransDigm, Inc.
6.50%, 07/15/24	100,000	103,135
USG Corp.
5.50%, 03/01/25(a)	100,000	100,250
		576,530
Materials (0.33%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	200,000	208,916

	Shares or Principal Amount	Value
Materials (continued)
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)	$67,000	$67,168
		276,084
Utilities (0.13%)
Vistra Energy Corp.
8.13%, 01/30/26(a)	100,000	107,000

Total Corporate Bonds
(Cost $4,159,981)		4,190,902

Common Stocks (92.29%)
Aerospace & Defense (5.00%)
Boeing Co.	2,200	716,672
Lockheed Martin Corp.	4,800	1,869,024
Raytheon Co.	7,200	1,582,128
		4,167,824
Apparel Retail (0.70%)
Foot Locker, Inc.	14,869	579,742

Apparel, Accessories & Luxury Goods (5.11%)
Tapestry, Inc.	47,200	1,272,984
VF Corp.	30,000	2,989,800
		4,262,784
Auto Parts & Equipment (1.56%)
Magna International, Inc.	23,800	1,305,192

Building Products (2.37%)
Fortune Brands Home & Security, Inc.	30,200	1,973,268

Construction Machinery & Heavy Trucks (2.08%)
Cummins, Inc.	9,700	1,735,912

Consumer Finance (3.09%)
Navient Corp.	188,400	2,577,312

Diversified Banks (7.64%)
Bank of America Corp.	65,500	2,306,910
JPMorgan Chase & Co.	18,000	2,509,200
US Bancorp	26,300	1,559,327
		6,375,437
Diversified Chemicals (1.34%)
Eastman Chemical Co.	14,100	1,117,566

Electric Utilities (5.28%)
Avangrid, Inc.	24,400	1,248,304
Evergy, Inc.	14,500	943,805

	Shares or Principal Amount	Value
Electric Utilities (continued)
Otter Tail Corp.	43,100	$2,210,599
		4,402,708
Electrical Components & Equipment (2.03%)
Eaton Corp. PLC	17,900	1,695,488

Electronic Components (1.36%)
Corning, Inc.	39,100	1,138,201

Electronic Manufacturing Services (1.45%)
TE Connectivity, Ltd.	12,626	1,210,076

Hotels, Resorts & Cruise Lines (1.60%)
Royal Caribbean Cruises, Ltd.	10,000	1,335,100

Integrated Telecommunication Services (0.99%)
BCE, Inc.	17,800	825,030

Investment Banking & Brokerage (2.23%)
Morgan Stanley	36,400	1,860,768

IT Consulting & Other Services (1.95%)
Infosys, Ltd., Sponsored ADR	81,200	837,984
International Business Machines Corp.	5,900	790,836
		1,628,820
Life & Health Insurance (5.28%)
CNO Financial Group, Inc.	49,000	888,370
MetLife, Inc.	37,400	1,906,278
Prudential Financial, Inc.	17,300	1,621,702
		4,416,350
Managed Health Care (3.31%)
Anthem, Inc.	3,700	1,117,511
UnitedHealth Group, Inc.	5,600	1,646,288
		2,763,799
Multi-Utilities (2.83%)
Avista Corp.	33,300	1,601,397
CenterPoint Energy, Inc.	27,700	755,379
		2,356,776
Oil & Gas Refining & Marketing (1.95%)
Marathon Petroleum Corp.	7,700	463,925
Phillips 66	10,400	1,158,664
		1,622,589
Paper Packaging (5.46%)
Avery Dennison Corp.	13,000	1,700,660
International Paper Co.	37,200	1,713,060
Packaging Corp. of America	10,200	1,142,298
		4,556,018
Pharmaceuticals (6.26%)
Allergan PLC	10,800	2,064,636
Johnson & Johnson	9,800	1,429,526
Merck & Co., Inc.	19,100	1,737,145
		5,231,307

	Shares or Principal Amount	Value
Railroads (1.76%)
Union Pacific Corp.	8,100	$1,464,399

Regional Banks (5.20%)
Fifth Third Bancorp	57,300	1,761,402
KeyCorp	61,900	1,252,856
Webster Financial Corp.	24,900	1,328,664
		4,342,922
Restaurants (2.76%)
Cracker Barrel Old Country Store, Inc.(b)	15,000	2,306,100

Specialized REITs (1.57%)
Lamar Advertising Co., Class A	14,700	1,312,122

Systems Software (1.95%)
Microsoft Corp.	10,300	1,624,310

Tobacco (3.07%)
Altria Group, Inc.	25,700	1,282,687
Philip Morris International, Inc.	15,000	1,276,350
		2,559,037
Trading Companies & Distributors (3.41%)
Aircastle, Ltd.	88,874	2,844,857

Trucking (1.70%)
Ryder System, Inc.	26,100	1,417,491

Total Common Stocks
(Cost $67,247,696)		77,009,305

Preferred Stocks (0.93%)
Diversified Banks (0.30%)
Annaly Capital Management, Inc., Series F 6.95%(c)	1,271	32,855
Annaly Capital Management, Inc., Series I 6.75%(c)	2,395	62,270
Farm Credit Bank of Texas, Series 1 10.00%(c)(d)	150	154,875
		250,000
Property & Casualty Insurance (0.63%)
Argo Group US, Inc.
6.50%, 09/15/42	20,364	524,373

Total Preferred Stocks
(Cost $763,601)		774,373

Closed-End Mutual Funds (1.10%)
BlackRock Muni New York Intermediate Duration Fund, Inc.	3,006	46,052
Duff & Phelps Utility and Corporate Bond Trust, Inc.	33,619	307,278

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
First Trust Aberdeen Global Opportunity Income Fund	23,957	$268,079
Pioneer Diversified High Income Trust	15,741	234,226
Western Asset High Income Opportunity Fund, Inc.	13,703	69,474

Total Closed-End Mutual Funds
(Cost $903,266)		925,109

Collateral for Securities on Loan (2.87%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	2,392,500	2,392,500

Total Collateral for Securities on Loan
(Cost $2,392,500)		2,392,500

Total Investments (102.21%)
(Cost $75,467,044)		$85,292,189

Liabilities Less Other Assets (-2.21%)		(1,846,949)

Net Assets (100.00%)		$83,445,240

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2019, these securities had a total aggregate market value of $2,012,991, which represented approximately 2.41% of net assets.
(b)	All or a portion of the security was on loan as of December 31, 2019.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Non-income producing security.

Sector Composition (December 31, 2019) (Unaudited)

Financials	24.37%
Industrials	19.04%
Consumer Discretionary	13.49%
Health Care	9.83%
Utilities	8.24%
Materials	7.13%
Information Technology	6.71%
Consumer Staples	3.81%
Energy	2.28%
Communication Services	1.58%
Real Estate	1.57%
Government	0.19%
98.24%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Diversified Banks	7.94%
Pharmaceuticals	6.26%
Paper Packaging	5.46%
Electric Utilities	5.28%
Life & Health Insurance	5.28%
Regional Banks	5.20%
Apparel, Accessories & Luxury Goods	5.11%
Aerospace & Defense	5.00%
Managed Health Care	3.57%
Trading Companies & Distributors	3.41%
Consumer Finance	3.09%
Tobacco	3.07%
Multi-Utilities	2.83%
Restaurants	2.76%
Building Products	2.49%
Investment Banking & Brokerage	2.23%
Construction Machinery & Heavy Trucks	2.08%
Electrical Components & Equipment	2.03%
Systems Software	1.95%
Oil & Gas Refining & Marketing	1.95%
IT Consulting & Other Services	1.95%
Railroads	1.76%
Trucking	1.70%
Hotels, Resorts & Cruise Lines	1.60%
Specialized REITs	1.57%
Auto Parts & Equipment	1.56%
Electronic Manufacturing Services	1.45%
Electronic Components	1.36%
Apparel Retail	1.36%
Diversified Chemicals	1.34%
Other Industries (each less than 1%)	5.60%
98.24%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

ICON Flexible Bond Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value

Corporate Bonds (70.00%)
Communication Services (5.50%)
Block Communications, Inc.
6.88%, 02/15/25(a)	$1,375,000	$1,426,562
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	1,500,000	1,541,250
CSC Holdings LLC
10.88%, 10/15/25(a)	2,200,000	2,458,500
Walt Disney Co.
7.75%, 02/01/24(a)	3,000,000	3,614,080
		9,040,392
Consumer Discretionary (15.31%)
Foot Locker, Inc.
8.50%, 01/15/22	3,750,000	4,153,125
KB Home
7.63%, 05/15/23	400,000	448,000
Lear Corp.
5.25%, 01/15/25	4,250,000	4,369,043
M/I Homes, Inc.
6.75%, 01/15/21	1,316,000	1,317,645
Mattamy Group Corp.
6.50%, 10/01/25(a)	500,000	533,750
Nexteer Automotive Group, Ltd.
5.88%, 11/15/21(a)	200,000	203,443
Prime Security Services Borrower LLC / Prime Finance, Inc.
9.25%, 05/15/23(a)	282,000	295,747
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	4,650,000	4,766,250
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	8,250,000	8,724,375
William Lyon Homes, Inc.
7.00%, 08/15/22	364,000	364,910
		25,176,288
Consumer Staples (3.22%)
Central Garden & Pet Co.
6.13%, 11/15/23	2,550,000	2,632,875
Conagra Brands, Inc.
7.13%, 10/01/26	1,150,000	1,408,765
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	1,216,000	1,249,376
		5,291,016
Energy (11.30%)
Continental Resources, Inc.
5.00%, 09/15/22	4,639,000	4,669,914
CVR Refining LLC / Coffeyville Finance, Inc.
6.50%, 11/01/22	900,000	911,250

	Shares or Principal Amount	Value
Energy (continued)
Diamondback Energy, Inc.
5.38%, 05/31/25	$1,000,000	$1,049,835
MPLX LP
5.25%, 01/15/25(a)	1,000,000	1,049,432
6.25%, 10/15/22(a)	4,399,000	4,483,259
6.38%, 05/01/24(a)	6,144,000	6,424,179
		18,587,869
Financial (19.22%)
Avation Capital SA
6.50%, 05/15/21(a)	700,000	727,125
BAC Capital Trust XIV, Series G
3M US L + 0.40%(b)(c)	1,500,000	1,372,500
Delphi Financial Group, Inc.
7.88%, 01/31/20	800,000	803,283
Fifth Third Bancorp, Series J
3M US L + 3.129%, 09/30/49(b)(c)	3,750,000	3,740,625
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 02/01/24	500,000	518,750
JPMorgan Chase & Co., Series I
3M US L + 3.47%(b)(c)	4,917,000	4,961,253
MPT Operating Partnership LP / MPT Finance Corp.
6.38%, 03/01/24	1,700,000	1,767,949
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 07/01/21(d)	594,000	595,485
Principal Financial Group, Inc.
3M US L + 3.04%, 05/15/55(b)(d)	9,110,000	9,144,162
Prudential Financial, Inc.
3M US L + 4.18%, 09/15/42(b)	2,800,000	3,010,000
QBE Capital Funding III, Ltd.
3M US L + 7.25%, 05/24/41(a)(b)(e)	1,795,000	1,891,311
Voyager Aviation Holdings LLC / Voyager Finance Co.
8.50%, 08/15/21(a)	3,000,000	3,073,560
		31,606,003
Health Care (0.96%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	500,000	520,000
Molina Healthcare, Inc.
5.38%, 11/15/22	1,000,000	1,062,980
		1,582,980
Industrials (8.10%)
Air Canada
7.75%, 04/15/21(a)	2,924,000	3,109,966

	Shares or Principal Amount	Value
Industrials (continued)
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25(a)	$915,000	$965,782
6.75%, 03/15/22(a)	1,300,000	1,355,250
Meritor, Inc.
6.25%, 02/15/24	1,000,000	1,024,700
Oshkosh Corp.
5.38%, 03/01/25	1,244,000	1,282,875
RR Donnelley & Sons Co.
7.00%, 02/15/22	2,300,000	2,380,500
7.88%, 03/15/21	309,000	319,815
Tervita Escrow Corp.
7.63%, 12/01/21(a)	1,250,000	1,257,813
TransDigm, Inc.
6.50%, 07/15/24	600,000	618,810
USG Corp.
5.50%, 03/01/25(a)	1,000,000	1,002,500
		13,318,011
Information Technology (1.88%)
Dell International LLC / EMC Corp.
7.13%, 06/15/24(a)	1,352,000	1,426,360
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc.
6.00%, 07/15/25(a)	500,000	530,000
Nielsen Co. Luxembourg SARL
5.50%, 10/01/21(a)	500,000	501,875
Unisys Corp.
10.75%, 04/15/22(a)	600,000	645,000
		3,103,235
Materials (3.56%)
Chemours Co.
6.63%, 05/15/23(d)	500,000	501,915
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	2,500,000	2,611,450
First Quantum Minerals, Ltd.
7.00%, 02/15/21(a)	667,000	668,668
Standard Industries, Inc.
5.38%, 11/15/24(a)	1,000,000	1,027,500
6.00%, 10/15/25(a)	1,000,000	1,051,250
		5,860,783
Utilities (0.95%)
Vistra Energy Corp.
8.00%, 01/15/25(a)	60,000	62,550
8.13%, 01/30/26(a)	1,400,000	1,498,000
		1,560,550
Total Corporate Bonds
(Cost $114,183,432)		115,127,127

	Shares or Principal Amount	Value
Asset-Backed Securities (1.73%)
SMB Private Education Loan Trust
Series 2014-A, Class C
4.50%, 11/15/25(a)(e)	$3,000,000	$2,839,151

Total Asset-Backed Securities
(Cost $2,898,456)		2,839,151

Preferred Stocks (15.50%)
Diversified Banks (8.73%)
Annaly Capital Management, Inc., Series F 6.95%(c)	21,087	545,099
Annaly Capital Management, Inc., Series I 6.75%(c)	81,144	2,109,744
Farm Credit Bank of Texas, Series 1 10.00%(c)(f)	5,500	5,678,750
GMAC Capital Trust I, Series 2
3M US L + 5.785%, 02/15/40(b)	33,913	883,433
JPMorgan Chase & Co., Series G 6.10%(c)	119,481	3,075,441
Wells Fargo & Co., Series V 6.00%(c)	79,025	2,053,860
		14,346,327
Property & Casualty Insurance (2.06%)
Argo Group US, Inc.
6.50%, 09/15/42	131,594	3,388,546

Wireline Telecommunication Services (4.71%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	7,597	7,748,940

Total Preferred Stocks
(Cost $25,601,453)		25,483,813

Closed-End Mutual Funds (9.58%)
BlackRock Enhanced Equity Yield Fund, Inc.	35,247	563,952
BlackRock Muni New York Intermediate Duration Fund, Inc.	32,881	503,737
BlackRock New York Municipal Bond Trust(d)	968	14,627
Duff & Phelps Utility and Corporate Bond Trust, Inc.(d)	722,108	6,600,067
Eaton Vance California Municipal Income Trust	28,788	388,062
First Trust Aberdeen Global Opportunity Income Fund	341,391	3,820,165
Nuveen New York Municipal Value Fund 2	35,556	508,365
Pioneer Diversified High Income Trust	192,197	2,859,891
Western Asset Corporate Loan Fund, Inc.	31,492	312,086

	Shares or Principal Amount	Value
Closed-End Mutual Funds (continued)
Western Asset High Income Opportunity Fund, Inc.	36,753	$186,338

Total Closed-End Mutual Funds
(Cost $15,376,309)		15,757,290

Collateral for Securities on Loan (0.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	357,888	357,888

Total Collateral for Securities on Loan
(Cost $357,888)		357,888

Total Investments (97.03%)
(Cost $158,417,538)		$159,565,269

Other Assets Less Liabilities (2.97%)		4,889,160

Net Assets (100.00%)		$164,454,429

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2019, these securities had a total aggregate market value of $69,743,004, which represented approximately 42.41% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	All or a portion of the security was on loan as of December 31, 2019.

(e)	These securities are considered, by management, to be illiquid. The aggregate value of these securities at December 31, 2019 was $4,730,462, which represent 2.88% of the Fund’s net assets.
(f)	Non-income producing security.

Credit Diversification (December 31, 2019)(Unaudited)
Baa2	24.57%
Ba2	11.65%
B1	6.01%
Ba1	5.33%
Baa3	4.09%
B3	3.69%
B2	3.58%
Baa1	2.98%
NR*	2.83%
A2	2.20%
Ba3	2.08%
B	1.87%
BB-	0.44%
Caa1	0.41%
Total:	71.73%

Percentages are based upon corporate bonds and asset-backed securities investments as a percentage of net assets.  Ratings based on the Moody’s Investors Service, Inc. where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

ICON Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.39%)
Aerospace & Defense (6.89%)
L3Harris Technologies, Inc.	7,600	$1,503,812
Northrop Grumman Corp.	4,900	1,685,453
		3,189,265
Application Software (3.35%)
Adobe, Inc.(a)	4,700	1,550,107

Auto Parts & Equipment (2.63%)
Magna International, Inc.	22,200	1,217,448

Biotechnology (2.71%)
Alexion Pharmaceuticals, Inc.(a)	11,609	1,255,513

Building Products (4.05%)
Masco Corp.	39,000	1,871,610

Construction Materials (6.77%)
Eagle Materials, Inc.	7,100	643,686
Martin Marietta Materials, Inc.	8,900	2,488,796
		3,132,482
Data Processing & Outsourced Services (5.79%)
Global Payments, Inc.	14,662	2,676,695

Diversified Banks (14.71%)
Bank of America Corp.	144,888	5,102,955
JPMorgan Chase & Co.	12,200	1,700,680
		6,803,635
Footwear (3.44%)
NIKE, Inc., Class B	15,700	1,590,567

General Merchandise Stores (4.82%)
Dollar General Corp.	7,700	1,201,046
Dollar Tree, Inc.(a)	10,900	1,025,145
		2,226,191
Home Improvement Retail (2.13%)
Home Depot, Inc.	4,500	982,710

Hotels, Resorts & Cruise Lines (3.32%)
Royal Caribbean Cruises, Ltd.	11,500	1,535,365

Internet & Direct Marketing Retail (2.03%)
Expedia, Inc.	8,687	939,412

Oil & Gas Exploration & Production (2.92%)
Diamondback Energy, Inc.	5,900	547,874
Pioneer Natural Resources Co.	5,304	802,867
		1,350,741
	Shares or Principal Amount	Value
Oil & Gas Refining & Marketing (2.06%)
Marathon Petroleum Corp.	15,800	$951,950

Pharmaceuticals (1.84%)
Jazz Pharmaceuticals PLC(a)	5,700	850,896

Railroads (2.92%)
Canadian Pacific Railway, Ltd.	5,303	1,352,000

Regional Banks (7.99%)
KeyCorp	22,700	459,448
Signature Bank	15,800	2,158,438
SVB Financial Group(a)	4,300	1,079,472
		3,697,358
Semiconductors (15.99%)
NXP Semiconductors NV	12,900	1,641,654
Qorvo, Inc.(a)	20,300	2,359,469
Skyworks Solutions, Inc.	28,100	3,396,728
		7,397,851
Specialty Stores (2.03%)
Ulta Beauty, Inc.(a)	3,700	936,618

Total Common Stocks
(Cost $30,746,128)		45,508,414

Exchange Traded Funds (1.74%)
Direxion Daily S&P 500® Bull 3X(b)	12,168	804,061

Total Exchange Traded Funds
(Cost $377,895)		804,061

Collateral for Securities on Loan (0.50%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	232,758	232,758

Total Collateral for Securities on Loan
(Cost $232,758)		232,758

Total Investments (100.63%)
(Cost $31,356,781)		$46,545,233

Liabilities Less Other Assets (-0.63%)		(291,192)

Net Assets (100.00%)		$46,254,041

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

The accompanying notes are an integral part of the schedule of investments.

Sector Composition (December 31, 2019) (Unaudited)

Information Technology	25.13%
Financials	22.70%
Consumer Discretionary	20.40%
Industrials	13.86%
Materials	6.77%
Energy	4.98%
Health Care	4.55%
98.39%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Semiconductors	15.99%
Diversified Banks	14.71%
Regional Banks	7.99%
Aerospace & Defense	6.89%
Construction Materials	6.77%
Data Processing & Outsourced Services	5.79%
General Merchandise Stores	4.82%
Building Products	4.05%
Footwear	3.44%
Application Software	3.35%
Hotels, Resorts & Cruise Lines	3.32%
Oil & Gas Exploration & Production	2.92%
Railroads	2.92%
Biotechnology	2.71%
Auto Parts & Equipment	2.63%
Home Improvement Retail	2.13%
Oil & Gas Refining & Marketing	2.06%
Internet & Direct Marketing Retail	2.03%
Specialty Stores	2.03%
Pharmaceuticals	1.84%
98.39%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.04%)
Aerospace & Defense (2.10%)
L3Harris Technologies, Inc.	2,300	$455,101

Air Freight & Logistics (2.23%)
FedEx Corp.	3,200	483,872

Application Software (3.20%)
Adobe, Inc.(a)	2,100	692,601

Auto Parts & Equipment (1.90%)
Magna International, Inc.	7,500	411,300

Broadcasting (2.67%)
Discovery, Inc., Class A(a)(b)	17,700	579,498

Building Products (2.81%)
Masco Corp.	12,700	609,473

Construction Materials (5.90%)
Eagle Materials, Inc.	6,700	607,422
Martin Marietta Materials, Inc.	2,400	671,136
		1,278,558
Data Processing & Outsourced Services (13.99%)
Euronet Worldwide, Inc.(a)	3,561	561,071
Global Payments, Inc.	4,200	766,752
Mastercard, Inc., Class A	5,700	1,701,963
		3,029,786
Diversified Banks (9.62%)
Bank of America Corp.	40,200	1,415,844
JPMorgan Chase & Co.	4,800	669,120
		2,084,964
Footwear (3.60%)
NIKE, Inc., Class B	7,700	780,087

General Merchandise Stores (8.39%)
Dollar General Corp.	6,400	998,272
Dollar Tree, Inc.(a)	8,700	818,235
		1,816,507
Hotels, Resorts & Cruise Lines (4.38%)
Royal Caribbean Cruises, Ltd.	7,100	947,921

Insurance Brokers (2.99%)
Arthur J Gallagher & Co.	6,800	647,564

IT Consulting & Other Services (3.33%)
EPAM Systems, Inc.(a)	3,400	721,344

	Shares or Principal Amount	Value
Oil & Gas Equipment & Services (2.05%)
Baker Hughes Co.	17,302	$443,450

Oil & Gas Exploration & Production (1.14%)
Parsley Energy, Inc., Class A	13,100	247,721

Oil & Gas Refining & Marketing (1.22%)
Marathon Petroleum Corp.	4,400	265,100

Other Diversified Financial Services (4.59%)
Voya Financial, Inc.	16,300	993,974

Railroads (8.34%)
CSX Corp.	12,700	918,972
Kansas City Southern	5,800	888,328
		1,807,300
Regional Banks (4.01%)
Signature Bank	6,000	819,660
SVB Financial Group(a)	200	50,208
		869,868
Semiconductors (5.42%)
Qorvo, Inc.(a)	6,300	732,249
Skyworks Solutions, Inc.	3,656	441,938
		1,174,187
Systems Software (2.08%)
ServiceNow, Inc.(a)	1,600	451,712

Trading Companies & Distributors (2.08%)
United Rentals, Inc.(a)	2,700	450,279

Total Common Stocks
(Cost $15,613,460)		21,242,167

Exchange Traded Funds (1.81%)
Direxion Daily S&P 500® Bull 3X(b)	5,926	391,590

Total Exchange Traded Funds
(Cost $184,041)		391,590

	Shares or Principal Amount	Value
Exchange Traded Funds (continued)
Collateral for Securities on Loan (0.97%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	209,442	$209,442

Total Collateral for Securities on Loan
(Cost $209,442)		209,442

Total Investments (100.82%)
(Cost $16,006,943)		$21,843,199

Liabilities Less Other Assets (-0.82%)		(176,640)

Net Assets (100.00%)		$21,666,559

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

Sector Composition (December 31, 2019) (Unaudited)

Information Technology	28.02%
Financials	21.21%
Consumer Discretionary	18.27%
Industrials	17.56%
Materials	5.90%
Energy	4.41%
Communication Services	2.67%
98.04%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Data Processing & Outsourced Services	13.99%
Diversified Banks	9.62%
General Merchandise Stores	8.39%
Railroads	8.34%
Construction Materials	5.90%
Semiconductors	5.42%
Other Diversified Financial Services	4.59%
Hotels, Resorts & Cruise Lines	4.38%
Regional Banks	4.01%
Footwear	3.60%
IT Consulting & Other Services	3.33%
Application Software	3.20%
Insurance Brokers	2.99%
Building Products	2.81%
Broadcasting	2.67%
Air Freight & Logistics	2.23%
Aerospace & Defense	2.10%
Systems Software	2.08%
Trading Companies & Distributors	2.08%
Oil & Gas Equipment & Services	2.05%
Auto Parts & Equipment	1.90%
Oil & Gas Refining & Marketing	1.22%
Oil & Gas Exploration & Production	1.14%
98.04%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (98.47%)
Air Freight & Logistics (3.78%)
Forward Air Corp.	9,200	$643,540

Airlines (2.24%)
JetBlue Airways Corp.(a)	20,400	381,888

Application Software (3.08%)
Ebix, Inc.(b)	15,700	524,537

Building Products (11.72%)
Armstrong World Industries, Inc.	9,200	864,524
Continental Building Products, Inc.(a)	12,000	437,160
Patrick Industries, Inc.	13,200	692,076
		1,993,760
Casinos & Gaming (3.45%)
Monarch Casino & Resort, Inc.(a)	12,100	587,455

Communications Equipment (2.74%)
Extreme Networks, Inc.(a)	63,300	466,521

Construction Machinery & Heavy Trucks (3.47%)
Alamo Group, Inc.	4,700	590,085

Electronic Manufacturing Services (4.49%)
Methode Electronics, Inc.	19,400	763,390

Homebuilding (10.68%)
KB Home	24,800	849,896
LGI Homes, Inc.(a)	13,700	967,905
		1,817,801
Homefurnishing Retail (3.93%)
Aaron’s, Inc.	11,700	668,187

Industrial Machinery (6.67%)
Albany International Corp., Class A	4,900	372,008
Chart Industries, Inc.(a)	11,300	762,637
		1,134,645
IT Consulting & Other Services (0.65%)
Perficient, Inc.(a)	2,400	110,568

Leisure Products (4.44%)
Brunswick Corp.	12,600	755,748

Office Services & Supplies (3.13%)
Herman Miller, Inc.	12,800	533,120
	Shares or Principal Amount	Value
Regional Banks (2.70%)
First Midwest Bancorp, Inc.	19,927	$459,516

Semiconductor Equipment (4.24%)
Cabot Microelectronics Corp.	5,000	721,600

Semiconductors (6.13%)
Diodes, Inc.(a)	18,513	1,043,578

Specialty Chemicals (2.86%)
Ferro Corp.(a)	32,800	486,424

Specialty Stores (5.26%)
Five Below, Inc.(a)	7,000	895,020

Technology Hardware, Storage & Peripherals (2.89%)
Super Micro Computer, Inc.(a)	20,500	492,410

Thrifts & Mortgage Finance (9.92%)
Axos Financial, Inc.(a)	28,600	866,008
Essent Group, Ltd.	15,800	821,442
		1,687,450
Total Common Stocks
(Cost $14,103,632)		16,757,243

Exchange Traded Funds (1.61%)
Direxion Daily Small Cap Bull 3X Shares(b)	3,800	273,562

Total Exchange Traded Funds
(Cost $141,587)		273,562

Collateral for Securities on Loan (1.08%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	183,125	183,125

Total Collateral for Securities on Loan
(Cost $183,125)		183,125

Total Investments (101.16%)
(Cost $14,428,344)		$17,213,930

Liabilities Less Other Assets (-1.16%)		(197,421)

Net Assets (100.00%)		$17,016,509

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

Sector Composition (December 31, 2019) (Unaudited)

Industrials	31.01%
Consumer Discretionary	27.76%
Information Technology	24.22%
Financials	12.62%
Materials	2.86%
98.47%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Building Products	11.72%
Homebuilding	10.68%
Thrifts & Mortgage Finance	9.92%
Industrial Machinery	6.67%
Semiconductors	6.13%
Specialty Stores	5.26%
Electronic Manufacturing Services	4.49%
Leisure Products	4.44%
Semiconductor Equipment	4.24%
Homefurnishing Retail	3.93%
Air Freight & Logistics	3.78%
Construction Machinery & Heavy Trucks	3.47%
Casinos & Gaming	3.45%
Office Services & Supplies	3.13%
Application Software	3.08%
Technology Hardware, Storage & Peripherals	2.89%
Specialty Chemicals	2.86%
Communications Equipment	2.74%
Regional Banks	2.70%
Airlines	2.24%
IT Consulting & Other Services	0.65%
98.47%

Percentages are based upon common stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Corporate Bonds (18.27%)
Communication Services (0.78%)
CSC Holdings LLC
10.88%, 10/15/25(a)	$200,000	$223,500

Consumer Discretionary (4.14%)
Foot Locker, Inc.
8.50%, 01/15/22	150,000	166,125
Lear Corp.
5.25%, 01/15/25	300,000	308,403
Reliance Intermediate Holdings LP
6.50%, 04/01/23(a)	400,000	410,000
Silversea Cruise Finance, Ltd.
7.25%, 02/01/25(a)	250,000	264,375
William Lyon Homes, Inc.
7.00%, 08/15/22	36,000	36,090
		1,184,993
Consumer Staples (2.30%)
Central Garden & Pet Co.
6.13%, 11/15/23	260,000	268,450
Conagra Brands, Inc.
7.13%, 10/01/26	175,000	214,377
Kraft Heinz Foods Co.
4.88%, 02/15/25(a)	171,000	175,694
		658,521
Energy (4.41%)
Continental Resources, Inc.
5.00%, 09/15/22	261,000	262,739
Diamondback Energy, Inc.
5.38%, 05/31/25	250,000	262,459
MPLX LP
6.25%, 10/15/22(a)	314,000	320,014
6.38%, 05/01/24(a)	400,000	418,241
		1,263,453
Financial (3.80%)
Avation Capital SA
6.50%, 05/15/21(a)	150,000	155,812
JPMorgan Chase & Co., Series I
3M US L + 3.47%(b)(c)	170,000	171,530
MPT Operating Partnership LP / MPT Finance Corp.
6.38%, 03/01/24	234,000	243,353
Principal Financial Group, Inc.
3M US L + 3.04%, 05/15/55(b)	250,000	250,938
Prudential Financial, Inc.
3M US L + 4.18%, 09/15/42(b)	250,000	268,750
		1,090,383
	Shares or Principal Amount	Value
Health Care (0.73%)
Bausch Health Cos., Inc.
7.00%, 03/15/24(a)	$100,000	$104,000
Molina Healthcare, Inc.
5.38%, 11/15/22	100,000	106,298
		210,298
Industrials (0.97%)
TransDigm, Inc.
6.50%, 07/15/24	100,000	103,135
USG Corp.
5.50%, 03/01/25(a)	175,000	175,437
		278,572
Materials (1.14%)
CVR Partners LP / CVR Nitrogen Finance Corp.
9.25%, 06/15/23(a)	200,000	208,916
Teck Resources, Ltd.
6.13%, 10/01/35	100,000	117,365
		326,281
Total Corporate Bonds
(Cost $5,177,447)		5,236,001

Common Stocks (73.25%)
Aerospace & Defense (5.33%)
Northrop Grumman Corp.	2,400	825,528
Raytheon Co.	3,200	703,168
		1,528,696
Automotive Retail (1.71%)
AutoZone, Inc.(d)	412	490,820

Biotechnology (1.41%)
AbbVie, Inc.	4,561	403,831

Building Products (7.43%)
AO Smith Corp.	13,507	643,473
Fortune Brands Home & Security, Inc.	13,300	869,022
Masco Corp.	12,846	616,480
		2,128,975
Construction Materials (1.37%)
Eagle Materials, Inc.	4,318	391,470

Data Processing & Outsourced Services (6.88%)
Mastercard, Inc., Class A	3,729	1,113,442
Visa, Inc., Class A	4,567	858,139
		1,971,581
Diversified Banks (3.09%)
JPMorgan Chase & Co.	6,353	885,608

	Shares or Principal Amount	Value
Footwear (2.69%)
NIKE, Inc., Class B	7,600	$769,956

Health Care Services (1.61%)
Cigna Corp.	2,253	460,716

Homebuilding (2.02%)
DR Horton, Inc.	10,994	579,934

Hotels, Resorts & Cruise Lines (3.33%)
Marriott Vacations Worldwide Corp.	2,800	360,528
Royal Caribbean Cruises, Ltd.	4,438	592,517
		953,045
Interactive Media & Services (3.78%)
Alphabet, Inc., Class C(d)	454	607,007
Facebook, Inc., Class A(d)	2,323	476,796
		1,083,803
Internet & Direct Marketing Retail (2.27%)
eBay, Inc.	18,000	649,980

Leisure Products (1.60%)
Brunswick Corp.	7,657	459,267

Life & Health Insurance (4.45%)
Lincoln National Corp.	12,700	749,427
Prudential Financial, Inc.	5,600	524,944
		1,274,371
Life Sciences Tools & Services (4.82%)
PerkinElmer, Inc.	5,812	564,345
PRA Health Sciences, Inc.(d)	2,644	293,881
Thermo Fisher Scientific, Inc.	1,605	521,416
		1,379,642
Oil & Gas Exploration & Production (0.57%)
Cimarex Energy Co.	3,100	162,719

Oil & Gas Refining & Marketing (1.08%)
Marathon Petroleum Corp.	5,146	310,047

Paper Packaging (5.59%)
Graphic Packaging Holding Co.	25,667	427,356
International Paper Co.	11,900	547,995
Packaging Corp. of America	5,600	627,144
		1,602,495
Railroads (3.75%)
Canadian Pacific Railway, Ltd.	2,000	509,900
Union Pacific Corp.	3,129	565,692
		1,075,592
Regional Banks (5.64%)
KeyCorp	21,031	425,667
Signature Bank	4,102	560,374
SVB Financial Group(d)	2,500	627,600
		1,613,641
	Shares or Principal Amount	Value
Restaurants (1.26%)
Darden Restaurants, Inc.	3,300	$359,733

Trading Companies & Distributors (1.57%)
Air Lease Corp.	9,485	450,727

Total Common Stocks
(Cost $16,959,485)		20,986,649

Preferred Stocks (1.04%)
Diversified Banks (0.10%)
Annaly Capital Management, Inc., Series F 6.95%(c)	1,072	27,711

Property & Casualty Insurance (0.23%)
Argo Group US, Inc.
6.50%, 09/15/42	2,555	65,791

Wireline Telecommunication Services (0.71%)
Centaur Funding Corp.
9.08%, 04/21/20(a)	200	204,000

Total Preferred Stocks
(Cost $303,434)		297,502

Closed-End Mutual Funds (5.88%)
BlackRock Enhanced Equity Yield Fund, Inc.	5,900	94,400
BlackRock Muni New York Intermediate Duration Fund, Inc.	4,700	72,004
Duff & Phelps Utility and Corporate Bond Trust, Inc.	50,226	459,066
Eaton Vance California Municipal Income Trust	18,021	242,923
First Trust Aberdeen Global Opportunity Income Fund	37,982	425,019
Nuveen New York Municipal Value Fund 2	5,966	85,299
Pioneer Diversified High Income Trust	13,855	206,162
Western Asset High Income Opportunity Fund, Inc.	19,765	100,209

Total Closed-End Mutual Funds
(Cost $1,628,860)		1,685,082

Underlying Security/Expiration Date/Exercise Price/ Notional Amount	Contracts	Value
Purchased Put Options (0.05%)
S&P 500® Index
02/21/20, 2,865, $4,846,170	15	$13,260

Total Purchased Put Options
(Cost $46,976)		13,260

Total Investments (98.49%)
(Cost $24,116,202)		$28,218,494

Other Assets Less Liabilities (1.51%)		431,977

Net Assets (100.00%)		$28,650,471

The accompanying notes are an integral part of the schedule of investments.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

3M US L - 3 Month LIBOR as of December 31, 2019 was 1.91%

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2019, these securities had a total aggregate market value of $2,659,989, which represented approximately 9.28% of net assets.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2019 is based on the reference rate plus the displayed spread as of the security’s last reset date.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Non-income producing security.

Sector Composition (December 31, 2019) (Unaudited)

Industrials	19.05%
Consumer Discretionary	19.02%
Financials	17.31%
Health Care	8.57%
Materials	8.10%
Information Technology	6.88%
Energy	6.06%
Communication Services	5.27%
Consumer Staples	2.30%
92.56%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Building Products	8.04%
Data Processing & Outsourced Services	6.88%
Life & Health Insurance	6.26%
Regional Banks	5.64%
Paper Packaging	5.59%
Aerospace & Defense	5.33%
Life Sciences Tools & Services	4.82%
Diversified Banks	3.79%
Interactive Media & Services	3.78%
Railroads	3.75%
Hotels, Resorts & Cruise Lines	3.33%
Footwear	2.69%
Oil & Gas Storage & Transportation	2.58%
Consumer Discretionary	2.48%
Oil & Gas Exploration & Production	2.40%
Internet & Direct Marketing Retail	2.27%
Homebuilding	2.02%
Automotive Retail	1.71%
Health Care Services	1.61%
Leisure Products	1.60%
Trading Companies & Distributors	1.57%
Biotechnology	1.41%
Construction Materials	1.37%
Restaurants	1.26%
Auto Parts & Equipment	1.08%
Oil & Gas Refining & Marketing	1.08%
Other Industries (each less than 1%)	8.22%
92.56%

Percentages are based upon corporate bonds, common stocks and preferred stocks as a percentage of net assets.

Credit Diversification (December 31, 2019)(Unaudited)
Baa2	6.66%
Ba1	2.68%
Ba2	2.37%
B2	1.23%
Baa3	1.16%
B3	1.14%
B1	0.94%
Baa1	0.94%
NR*	0.61%
BB-	0.54%
Total:	18.27%

Percentages are based upon corporate bonds as a percentage of net assets.  Ratings based on the Moody’s Investors Service, Inc. where available, otherwise on Standard & Poor’s Financial Services LLC.

* NR - Not Rated

ICON Emerging Markets Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (94.53%)
Brewers (10.52%)
China Resources Beer Holdings Co., Ltd.	375,200	$2,075,450
Tsingtao Brewery Co., Ltd., Class H	305,500	2,052,398
		4,127,848
Communications Equipment (3.43%)
Accton Technology Corp.	240,000	1,347,246

Diversified Banks (28.09%)
Agricultural Bank of China, Ltd., Class H	3,364,000	1,480,703
Akbank T.A.S.(a)	250,000	340,530
Bank of China, Ltd., Class H	3,462,000	1,479,930
Bank of Georgia Group PLC	40,000	864,021
China Construction Bank Corp., Class H	1,750,000	1,517,324
Grupo Financiero Banorte SAB de CV, Class O	194,108	1,083,699
Industrial & Commercial Bank of China, Ltd., Class H	1,052,000	811,649
OTP Bank Nyrt	18,000	942,480
Sberbank of Russia PJSC, Sponsored ADR	123,000	2,017,200
Turkiye Garanti Bankasi AS(a)	260,000	486,934
		11,024,470
Drug Retail (3.00%)
Raia Drogasil SA, Sponsored ADR	50,000	1,175,500

Gas Utilities (2.56%)
Kunlun Energy Co., Ltd.	1,138,000	1,005,354

Independent Power Producers & Energy Traders (1.11%)
Aboitiz Power Corp.	642,000	433,535

Integrated Oil & Gas (3.73%)
Gazprom PJSC, Sponsored ADR	178,000	1,464,584

Interactive Media & Services (8.28%)
JOYY, Inc., ADR(a)	6,500	343,135
Tencent Holdings, Ltd.	31,545	1,519,717
Yandex NV, Class A(a)	31,976	1,390,636
		3,253,488
Internet & Direct Marketing Retail (7.36%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	11,500	2,439,150
Naspers, Ltd., Class N	2,739	448,229
		2,887,379
Multi-line Insurance (6.58%)
Sul America SA	172,725	2,581,407

	Shares or Principal Amount	Value
Paper Packaging (0.70%)
DS Smith PLC	54,000	$274,653

Paper Products (0.72%)
Mondi PLC	12,000	281,392

Real Estate Development (1.27%)
LSR Group PJSC, GDR	200,000	499,000

Real Estate Operating Companies (6.85%)
BR Malls Participacoes SA	312,000	1,389,097
Iguatemi Empresa de Shopping Centers SA	98,000	1,299,943
		2,689,040
Regional Banks (3.20%)
Regional SAB de CV	223,800	1,254,677

Semiconductors (3.22%)
Taiwan Semiconductor Manufacturing Co., Ltd.	114,000	1,261,732

Technology Hardware, Storage & Peripherals (2.03%)
Samsung Electronics Co., Ltd.	16,500	795,083

Water Utilities (1.88%)
TTW PCL	1,599,400	736,860

Total Common Stocks
(Cost $33,162,030)		37,093,248

Preferred Stocks (3.02%)
Integrated Oil & Gas (1.11%)
Petroleo Brasileiro SA	58,000	435,141

Integrated Telecommunication Services (1.91%)
Telefonica Brasil SA	52,000	748,840

Total Preferred Stocks
(Cost $1,087,552)		1,183,981

Total Investments (97.55%)
(Cost $34,249,582)		$38,277,229

Other Assets Less Liabilities (2.45%)		960,689

Net Assets (100.00%)		$39,237,918

(a)	Non-income producing security.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

The accompanying notes are an integral part of the schedule of investments.

Country Composition (December 31, 2019) (Unaudited)

China	29.67%
Brazil	19.45%
Russia	13.68%
Hong Kong	7.85%
Taiwan	6.65%
Mexico	5.96%
Hungary	2.40%
Georgia	2.20%
Turkey	2.11%
South Korea	2.03%
Thailand	1.88%
United Kingdom	1.42%
South Africa	1.14%
Philippines	1.11%
97.55%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Sector Composition (December 31, 2019) (Unaudited)

Financials	37.87%
Consumer Staples	13.52%
Communication Services	10.19%
Information Technology	8.68%
Real Estate	8.12%
Consumer Discretionary	7.36%
Utilities	5.55%
Energy	4.84%
Materials	1.42%
97.55%

Percentages are based upon common and preferred stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Diversified Banks	28.09%
Brewers	10.52%
Interactive Media & Services	8.28%
Internet & Direct Marketing Retail	7.36%
Real Estate Operating Companies	6.85%
Multi-line Insurance	6.58%
Integrated Oil & Gas	4.84%
Communications Equipment	3.43%
Semiconductors	3.22%
Regional Banks	3.20%
Drug Retail	3.00%
Gas Utilities	2.56%
Technology Hardware, Storage & Peripherals	2.03%
Integrated Telecommunication Services	1.91%
Water Utilities	1.88%
Real Estate Development	1.27%
Independent Power Producers & Energy Traders	1.11%
Other Industries (each less than 1%)	1.42%
97.55%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (95.69%)
Aerospace & Defense (1.60%)
Airbus SE	3,500	$513,681

Application Software (0.82%)
Open Text Corp.	6,000	264,387

Biotechnology (0.94%)
Alexion Pharmaceuticals, Inc.(a)	2,800	302,820

Building Products (1.01%)
Tyman PLC	90,264	324,618

Commodity Chemicals (0.95%)
Indorama Ventures PCL	100,000	116,548
PTT Global Chemical PCL	100,000	190,009
		306,557
Diversified Banks (14.53%)
ABN AMRO Bank NV	7,200	131,230
Agricultural Bank of China, Ltd., Class H	500,000	220,081
Banco Santander SA	115,000	482,168
Bank of China, Ltd., Class H	1,060,000	453,127
DNB ASA	7,700	144,089
Grupo Financiero Banorte SAB de CV, Class O	25,591	142,874
HSBC Holdings PLC	35,482	277,771
ING Groep NV	19,600	235,640
KB Financial Group, Inc.(a)	2,700	111,234
OTP Bank Nyrt	8,000	418,880
Oversea-Chinese Banking Corp., Ltd.	48,000	392,667
Sberbank of Russia PJSC, Sponsored ADR	42,000	688,800
Toronto-Dominion Bank	6,100	342,122
UniCredit SpA	43,584	637,069
		4,677,752
Diversified Chemicals (1.54%)
BASF SE	5,000	376,685
Sumitomo Chemical Co., Ltd.	26,000	118,055
		494,740
Drug Retail (2.41%)
Raia Drogasil SA, Sponsored ADR	33,000	775,830

Electric Utilities (5.74%)
CK Infrastructure Holdings, Ltd.	74,000	526,635
Enel SpA	101,600	807,096
Iberdrola SA	22,306	229,877
Kansai Electric Power Co., Inc.	24,000	278,035
		1,841,643
	Shares or Principal Amount	Value
Gas Utilities (1.63%)
Kunlun Energy Co., Ltd.	314,000	$277,400
Rubis SCA	4,000	246,145
		523,545
Health Care Services (1.08%)
Cigna Corp.	1,700	347,633

Independent Power Producers & Energy Traders (1.53%)
Aboitiz Power Corp.	290,000	195,834
Electric Power Development Co., Ltd.	12,200	296,126
		491,960
Industrial Machinery (0.68%)
China Conch Venture Holdings, Ltd.	50,000	218,096

Integrated Oil & Gas (9.40%)
Eni SpA	21,000	326,157
Gazprom PJSC, Sponsored ADR	33,000	271,524
MOL Hungarian Oil & Gas PLC	31,600	314,992
Rosneft Oil Co. PJSC, GDR	75,700	545,646
Royal Dutch Shell PLC, Class B	27,000	801,465
TOTAL SA	13,800	765,773
		3,025,557
Integrated Telecommunication Services (2.18%)
Masmovil Ibercom SA(a)	30,600	699,320

Interactive Media & Services (1.70%)
Tencent Holdings, Ltd.	7,000	337,233
Yandex NV, Class A(a)	4,800	208,752
		545,985
Internet & Direct Marketing Retail (0.99%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	1,500	318,150

Life & Health Insurance (1.24%)
NN Group NV	6,351	241,484
Prudential PLC	8,200	157,118
		398,602
Managed Health Care (1.95%)
Anthem, Inc.	1,000	302,030
UnitedHealth Group, Inc.	1,100	323,378
		625,408
Multi-line Insurance (8.65%)
Allianz SE	4,500	1,102,630
Assicurazioni Generali SpA	28,300	584,250
Aviva PLC	78,835	437,580
AXA SA	23,200	655,548
		2,780,008
Multi-Utilities (4.10%)
E.ON SE	34,000	363,355

	Shares or Principal Amount	Value
Multi-Utilities (continued)
Engie SA	17,000	$275,373
National Grid PLC	31,800	397,413
Veolia Environnement SA	10,500	279,389
		1,315,530
Oil & Gas Exploration & Production (0.36%)
DNO ASA	88,000	116,064

Other Diversified Financial Services (0.08%)
M&G PLC(a)	8,200	25,764

Packaged Foods & Meats (1.78%)
Danone SA	6,900	573,020

Paper Packaging (3.16%)
DS Smith PLC	117,300	596,607
Rengo Co., Ltd.	55,000	419,022
		1,015,629
Paper Products (1.19%)
Oji Holdings Corp.	71,000	383,967

Pharmaceuticals (6.15%)
GlaxoSmithKline PLC	9,400	220,874
Merck & Co., Inc.	7,100	645,745
Roche Holding AG	3,000	975,008
Takeda Pharmaceutical Co., Ltd.	3,400	134,478
		1,976,105
Real Estate Development (1.35%)
Daiwa House Industry Co., Ltd.	14,000	433,396

Real Estate Operating Companies (8.28%)
BR Malls Participacoes SA	300,000	1,335,670
Iguatemi Empresa de Shopping Centers SA	100,000	1,326,472
		2,662,142
Regional Banks (1.15%)
Regional SAB de CV	66,000	370,012

Specialty Chemicals (2.16%)
Covestro AG(b)	4,500	209,386
Shin-Etsu Chemical Co., Ltd.	4,400	483,882
		693,268
Trading Companies & Distributors (2.40%)
Ashtead Group PLC	24,100	770,596

Wireless Telecommunication Services (2.96%)
China Mobile, Ltd.	18,000	152,097
SoftBank Group Corp.	18,400	798,874
		950,971
Total Common Stocks
(Cost $31,185,206)		30,762,756

	Shares or Principal Amount	Value
Preferred Stocks (1.09%)
Diversified Banks (1.09%)
Banco do Estado do Rio Grande do Sul SA, Class B	65,000	$349,989

Total Preferred Stocks
(Cost $310,913)		349,989

Exchange Traded Funds (2.24%)
iShares® MSCI Brazil ETF	15,204	721,430

Total Exchange Traded Funds
(Cost $664,685)		721,430

Total Investments (99.02%)
(Cost $32,160,804)		$31,834,175

Other Assets Less Liabilities (0.98%)		313,602

Net Assets (100.00%)		$32,147,777

The accompanying notes are an integral part of the schedule of investments.

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2019, these securities had a total aggregate market value of $209,386, which represented approximately 0.65% of net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Country Composition (December 31, 2019) (Unaudited)

United Kingdom	12.40%
Brazil	11.78%
Japan	10.42%
France	10.30%
Italy	7.32%
Germany	6.38%
United States	5.98%
Russia	5.33%
China	4.81%
Spain	4.40%
Switzerland	3.03%
Hong Kong	2.97%
Hungary	2.28%
Netherlands	1.89%
Canada	1.88%
Mexico	1.59%
Singapore	1.22%
Thailand	0.95%
Norway	0.81%
Philippines	0.61%
South Korea	0.35%
Great Britain	0.08%
96.78%

Percentages are based upon common stocks as a percentage of net assets.

Sector Composition (December 31, 2019) (Unaudited)

Financials	26.74%
Utilities	13.00%
Health Care	10.12%
Energy	9.76%
Real Estate	9.63%
Materials	9.00%
Communication Services	6.84%
Industrials	5.69%
Consumer Staples	4.19%
Consumer Discretionary	0.99%
Information Technology	0.82%
96.78%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Diversified Banks	15.62%
Integrated Oil & Gas	9.40%
Multi-line Insurance	8.65%
Real Estate Operating Companies	8.28%
Pharmaceuticals	6.15%
Electric Utilities	5.74%
Multi-Utilities	4.10%
Paper Packaging	3.16%
Wireless Telecommunication Services	2.96%
Drug Retail	2.41%
Trading Companies & Distributors	2.40%
Integrated Telecommunication Services	2.18%
Specialty Chemicals	2.16%
Managed Health Care	1.95%
Packaged Foods & Meats	1.78%
Interactive Media & Services	1.70%
Gas Utilities	1.63%
Aerospace & Defense	1.60%
Diversified Chemicals	1.54%
Independent Power Producers & Energy Traders	1.53%
Diversified Real Estate Activities	1.35%
Life & Health Insurance	1.24%
Paper Products	1.19%
Regional Banks	1.15%
Health Care Services	1.08%
Building Products	1.01%
Other Industries (each less than 1%)	4.82%
96.78%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.17%)
Apparel Retail (3.98%)
TJX Cos., Inc.	13,602	$830,538

Apparel, Accessories & Luxury Goods (15.84%)
Columbia Sportswear Co.(a)	8,300	831,577
Lululemon Athletica, Inc.(b)	5,900	1,366,853
VF Corp.	11,100	1,106,226
		3,304,656
Automotive Retail (2.94%)
O’Reilly Automotive, Inc.(b)	1,400	613,564

Cable & Satellite (4.12%)
Comcast Corp., Class A	19,100	858,927

Data Processing & Outsourced Services (3.43%)
Mastercard, Inc., Class A	2,400	716,616

Distributors (2.60%)
LKQ Corp.(b)	15,200	542,640

Footwear (6.12%)
NIKE, Inc., Class B	12,600	1,276,506

General Merchandise Stores (4.41%)
Dollar General Corp.	5,900	920,282

Home Furnishings (4.18%)
Mohawk Industries, Inc.(b)	6,400	872,832

Home Improvement Retail (4.76%)
Lowe’s Cos., Inc.	8,300	994,008

Homebuilding (9.84%)
Cavco Industries, Inc.(b)	5,400	1,055,052
LGI Homes, Inc.(b)	14,100	996,165
		2,051,217
Hotels, Resorts & Cruise Lines (15.10%)
Carnival Corp.	16,112	818,973
Marriott Vacations Worldwide Corp.	9,700	1,248,972
Royal Caribbean Cruises, Ltd.	8,099	1,081,298
		3,149,243
Interactive Media & Services (3.20%)
Alphabet, Inc., Class C(b)	500	668,510

Internet & Direct Marketing Retail (15.16%)
Alibaba Group Holding, Ltd., Sponsored ADR(b)	4,500	954,450

	Shares or Principal Amount	Value
Internet & Direct Marketing Retail (continued)
Amazon.com, Inc.(b)	1,194	$2,206,321
		3,160,771
Specialty Stores (4.49%)
Ulta Beauty, Inc.(b)	3,700	936,618

Total Common Stocks
(Cost $17,665,256)		20,896,928

Total Investments (100.17%)
(Cost $17,665,256)		$20,896,928

Liabilities Less Other Assets (-0.17%)		(35,666)

Net Assets (100.00%)		$20,861,262

(a)	All or a portion of the security was on loan as of December 31, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2019) (Unaudited)

Consumer Discretionary	89.42%
Communication Services	7.32%
Information Technology	3.43%
100.17%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Apparel, Accessories & Luxury Goods	15.84%
Internet & Direct Marketing Retail	15.16%
Hotels, Resorts & Cruise Lines	15.10%
Homebuilding	9.84%
Footwear	6.12%
Home Improvement Retail	4.76%
Specialty Stores	4.49%
General Merchandise Stores	4.41%
Home Furnishings	4.18%
Cable & Satellite	4.12%
Apparel Retail	3.98%
Data Processing & Outsourced Services	3.43%
Interactive Media & Services	3.20%
Automotive Retail	2.94%
Distributors	2.60%
100.17%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.56%)
Apparel, Accessories & Luxury Goods (3.81%)
VF Corp.	2,200	$219,252

Brewers (3.85%)
Anheuser-Busch InBev SA/NV, Sponsored ADR(a)	2,700	221,508

Distillers & Vintners (7.28%)
Constellation Brands, Inc., Class A	600	113,850
Diageo PLC, Sponsored ADR	1,350	227,367
MGP Ingredients, Inc.(a)	1,600	77,520
		418,737
Food Distributors (4.16%)
Sysco Corp.	2,800	239,512

Footwear (4.13%)
NIKE, Inc., Class B	2,350	238,079

General Merchandise Stores (3.72%)
Dollar General Corp.	500	77,990
Dollar Tree, Inc.(b)	1,450	136,372
		214,362
Household Products (5.04%)
Kimberly-Clark Corp.	1,200	165,060
Procter & Gamble Co.	1,000	124,900
		289,960
Internet & Direct Marketing Retail (6.84%)
Amazon.com, Inc.(b)	129	238,371
eBay, Inc.	2,500	90,275
Expedia Group, Inc.	600	64,884
		393,530
Packaged Foods & Meats (28.71%)
Calavo Growers, Inc.(a)	2,400	217,416
General Mills, Inc.	4,000	214,240
J.M. Smucker Co.	1,400	145,782
Kellogg Co.	2,900	200,564
Nestle SA, Sponsored ADR	2,000	216,520
Pilgrim’s Pride Corp.(b)	7,200	235,548
Post Holdings, Inc.(b)	1,800	196,380
Tyson Foods, Inc., Class A	2,500	227,600
		1,654,050
Personal Products (10.11%)
Estee Lauder Cos., Inc., Class A	1,000	206,540
Medifast, Inc.(a)	1,500	164,370
Unilever PLC, Sponsored ADR	3,700	211,529
		582,439
Soft Drinks (11.02%)
Coca-Cola Co.	3,700	204,795
	Shares or Principal Amount	Value
Soft Drinks (continued)
Coca-Cola European Partners PLC	3,900	$198,432
Keurig Dr Pepper, Inc.(a)	8,000	231,600
		634,827
Tobacco (10.89%)
Altria Group, Inc.	4,900	244,559
British American Tobacco PLC, Sponsored ADR	4,000	169,840
Philip Morris International, Inc.	2,500	212,725
		627,124
Total Common Stocks
(Cost $5,433,851)		5,733,380

Collateral for Securities on Loan (1.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 7-Day Yield 1.58%	62,570	62,570

Total Collateral for Securities on Loan
(Cost $62,570)		62,570

Total Investments (100.65%)
(Cost $5,496,421)		$5,795,950

Liabilities Less Other Assets (-0.65%)		(36,980)

Net Assets (100.00%)		$5,758,970

(a)	All or a portion of the security was on loan as of December 31, 2019.
(b)	Non-income producing security.

ADR - American Depositary Receipt

Sector Composition (December 31, 2019) (Unaudited)

Consumer Staples	81.06%
Consumer Discretionary	18.50%
99.56%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Packaged Foods & Meats	28.71%
Soft Drinks	11.02%
Tobacco	10.89%
Personal Products	10.11%
Distillers & Vintners	7.28%
Internet & Direct Marketing Retail	6.84%
Household Products	5.04%
Food Distributors	4.16%
Footwear	4.13%
Brewers	3.85%
Apparel, Accessories & Luxury Goods	3.81%
General Merchandise Stores	3.72%
99.56%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (100.40%)
Commodity Chemicals (3.57%)
Cabot Corp.	72,300	$3,435,696

Industrial Machinery (2.24%)
Chart Industries, Inc.(a)	31,900	2,152,931

Integrated Oil & Gas (28.66%)
Chevron Corp.	131,100	15,798,861
Exxon Mobil Corp.	169,300	11,813,754
		27,612,615
Marine (3.92%)
Kirby Corp.(a)	42,200	3,778,166

Oil & Gas Exploration & Production (28.14%)
Bonanza Creek Energy, Inc.(a)	80,500	1,878,870
Callon Petroleum Co.(a)(b)	628,549	3,035,892
Cimarex Energy Co.	52,000	2,729,480
ConocoPhillips	45,600	2,965,368
Diamondback Energy, Inc.	42,961	3,989,358
EOG Resources, Inc.	68,400	5,729,184
Matador Resources Co.(a)(b)	65,300	1,173,441
Parsley Energy, Inc., Class A	87,600	1,656,516
Pioneer Natural Resources Co.	26,100	3,950,757
		27,108,866
Oil & Gas Refining & Marketing (15.89%)
HollyFrontier Corp.	18,700	948,277
Marathon Petroleum Corp.	68,000	4,097,000
Phillips 66	55,200	6,149,832
Valero Energy Corp.	43,900	4,111,235
		15,306,344
Oil & Gas Storage & Transportation (10.74%)
Magellan Midstream Partners LP	48,300	3,036,621
ONEOK, Inc.	56,300	4,260,221
Williams Cos., Inc.	128,600	3,050,392
		10,347,234
Specialty Chemicals (3.71%)
WR Grace & Co.	51,200	3,576,320

Steel (3.53%)
Carpenter Technology Corp.	68,300	3,399,974

Total Common Stocks
(Cost $102,152,857)		96,718,146
Value
Total Investments (100.40%)
(Cost $102,152,857)	$96,718,146

Liabilities Less Other Assets (-0.40%)	(389,656)

Net Assets (100.00%)	$96,328,490

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

Sector Composition (December 31, 2019) (Unaudited)

Energy	83.43%
Materials	10.81%
Industrials	6.16%
100.40%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Integrated Oil & Gas	28.66%
Oil & Gas Exploration & Production	28.14%
Oil & Gas Refining & Marketing	15.89%
Oil & Gas Storage & Transportation	10.74%
Marine	3.92%
Specialty Chemicals	3.71%
Commodity Chemicals	3.57%
Steel	3.53%
Industrial Machinery	2.24%
100.40%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.68%)
Consumer Finance (11.96%)
Ally Financial, Inc.	12,000	$366,720
American Express Co.	10,700	1,332,043
Capital One Financial Corp.	4,100	421,931
Discover Financial Services	16,298	1,382,396
Encore Capital Group, Inc.(a)(b)	21,900	774,384
Navient Corp.	56,900	778,392
		5,055,866
Data Processing & Outsourced Services (12.70%)
Euronet Worldwide, Inc.(b)	4,700	740,532
Global Payments, Inc.	6,900	1,259,664
Mastercard, Inc., Class A	5,700	1,701,963
Visa, Inc., Class A	8,900	1,672,310
		5,374,469
Diversified Banks (38.57%)
Bank of America Corp.	111,100	3,912,942
Citigroup, Inc.	44,100	3,523,149
JPMorgan Chase & Co.	41,200	5,743,280
U.S. Bancorp	36,300	2,152,227
Wells Fargo & Co.	18,300	984,540
		16,316,138
Insurance Brokers (6.00%)
Aon PLC	6,000	1,249,740
Marsh & McLennan Cos., Inc.	11,600	1,292,356
		2,542,096
Investment Banking & Brokerage (5.91%)
Goldman Sachs Group, Inc.	4,400	1,011,692
Morgan Stanley	29,100	1,487,592
		2,499,284
Life & Health Insurance (6.95%)
Athene Holding, Ltd., Class A(b)	9,000	423,270
CNO Financial Group, Inc.	55,200	1,000,776
Lincoln National Corp.	15,500	914,655
Prudential Financial, Inc.	6,400	599,936
		2,938,637
Multi-line Insurance (2.86%)
Assurant, Inc.	2,300	301,484
Hartford Financial Services Group, Inc.	15,000	911,550
		1,213,034
Other Diversified Financial Services (3.33%)
Voya Financial, Inc.	23,100	1,408,638

Property & Casualty Insurance (1.74%)
Arch Capital Group, Ltd.(b)	17,200	737,708

Regional Banks (5.23%)
Citizens Financial Group, Inc.	10,600	430,466
East West Bancorp, Inc.	14,100	686,670

	Shares or Principal Amount	Value
Regional Banks (continued)
KeyCorp	21,900	$443,256
Synovus Financial Corp.	16,600	650,720
		2,211,112
Thrifts & Mortgage Finance (4.43%)
Axos Financial, Inc.(b)	35,600	1,077,968
Essent Group, Ltd.	15,300	795,447
		1,873,415
Total Common Stocks
(Cost $32,264,968)		42,170,397

Total Investments (99.68%)
(Cost $32,264,968)		$42,170,397

Other Assets Less Liabilities (0.32%)		136,400

Net Assets (100.00%)		$42,306,797

(a)	All or a portion of the security was on loan as of December 31, 2019.
(b)	Non-income producing security.

Sector Composition (December 31, 2019) (Unaudited)

Financials	86.98%
Information Technology	12.70%
99.68%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Diversified Banks	38.57%
Data Processing & Outsourced Services	12.70%
Consumer Finance	11.96%
Life & Health Insurance	6.95%
Insurance Brokers	6.00%
Investment Banking & Brokerage	5.91%
Regional Banks	5.23%
Thrifts & Mortgage Finance	4.43%
Other Diversified Financial Services	3.33%
Multi-line Insurance	2.86%
Property & Casualty Insurance	1.74%
99.68%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments.

ICON Healthcare Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.86%)
Biotechnology (6.78%)
AbbVie, Inc.	21,600	$1,912,464
Alexion Pharmaceuticals, Inc.(a)	12,281	1,328,190
Regeneron Pharmaceuticals, Inc.(a)	3,000	1,126,440
		4,367,094
Health Care Equipment (4.70%)
Becton Dickinson and Co.	4,931	1,341,084
Edwards Lifesciences Corp.(a)	3,700	863,173
Teleflex, Inc.	2,200	828,168
		3,032,425
Health Care Services (9.73%)
Cigna Corp.	16,278	3,328,688
DaVita, Inc.(a)	10,300	772,809
MEDNAX, Inc.(a)	33,600	933,744
Premier, Inc., Class A(a)	32,532	1,232,312
		6,267,553
Life & Health Insurance (5.88%)
CNO Financial Group, Inc.	62,200	1,127,686
Lincoln National Corp.	24,500	1,445,745
Prudential Financial, Inc.	13,000	1,218,620
		3,792,051
Life Sciences Tools & Services (12.49%)
IQVIA Holdings, Inc.(a)	10,538	1,628,227
PerkinElmer, Inc.	15,100	1,466,210
PRA Health Sciences, Inc.(a)	15,100	1,678,365
Thermo Fisher Scientific, Inc.	10,082	3,275,339
		8,048,141
Managed Health Care (26.05%)
Anthem, Inc.	9,100	2,748,473
Centene Corp.(a)	33,422	2,101,241
HealthEquity, Inc.(a)	18,400	1,362,888
Humana, Inc.	6,000	2,199,120
UnitedHealth Group, Inc.	20,300	5,967,794
WellCare Health Plans, Inc.(a)	7,301	2,410,863
		16,790,379
Pharmaceuticals (34.23%)
Allergan PLC	12,200	2,332,274
Bristol-Myers Squibb Co.	40,893	2,624,922
Corcept Therapeutics, Inc.(a)(b)	46,700	565,070
Eli Lilly & Co.	31,600	4,153,188
Jazz Pharmaceuticals PLC(a)	14,362	2,143,959
Merck & Co., Inc.	50,888	4,628,264
Mylan NV(a)	56,000	1,125,600
Supernus Pharmaceuticals, Inc.(a)	52,774	1,251,799
	Shares or Principal Amount	Value
Pharmaceuticals (continued)
Zoetis, Inc.	24,388	$3,227,752
		22,052,828
Total Common Stocks
(Cost $52,522,325)		64,350,471

Total Investments (99.86%)
(Cost $52,522,325)		$64,350,471

Other Assets Less Liabilities (0.14%)		87,121

Net Assets (100.00%)		$64,437,592

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

Sector Composition (December 31, 2019) (Unaudited)

Health Care	93.98%
Financials	5.88%
99.86%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Pharmaceuticals	34.23%
Managed Health Care	26.05%
Life Sciences Tools & Services	12.49%
Health Care Services	9.73%
Biotechnology	6.78%
Life & Health Insurance	5.88%
Health Care Equipment	4.70%
99.86%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments.

ICON Industrials Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.65%)
Aerospace & Defense (24.84%)
Boeing Co.	980	$319,245
Curtiss-Wright Corp.	2,900	408,581
Lockheed Martin Corp.	1,850	720,353
Northrop Grumman Corp.	2,200	756,734
Raytheon Co.	3,250	714,155
Spirit AeroSystems Holdings, Inc., Class A	6,000	437,280
Textron, Inc.	6,400	285,440
		3,641,788
Air Freight & Logistics (5.35%)
FedEx Corp.	900	136,089
Forward Air Corp.	4,100	286,795
United Parcel Service, Inc., Class B	3,100	362,886
		785,770
Building Products (16.30%)
AO Smith Corp.	9,700	462,108
Armstrong World Industries, Inc.	4,000	375,880
Fortune Brands Home & Security, Inc.	7,100	463,914
Masco Corp.	13,000	623,870
PGT Innovations, Inc.(a)	31,300	466,683
		2,392,455
Construction & Engineering (8.21%)
EMCOR Group, Inc.	4,100	353,830
Jacobs Engineering Group, Inc.	3,400	305,422
MasTec, Inc.(a)	8,500	545,360
		1,204,612
Construction Machinery & Heavy Trucks (5.00%)
Allison Transmission Holdings, Inc.	5,000	241,600
Cummins, Inc.	2,750	492,140
		733,740
Diversified Support Services (2.97%)
KAR Auction Services, Inc.(b)	20,000	435,800

Electrical Components & Equipment (6.72%)
AMETEK, Inc.	2,800	279,272
Eaton Corp. PLC	4,500	426,240
Hubbell, Inc.	1,900	280,858
		986,370
Environmental & Facilities Services (3.00%)
Stericycle, Inc.(a)(b)	6,900	440,289

Industrial Machinery (4.03%)
Altra Industrial Motion Corp.	11,000	398,310
Ingersoll-Rand PLC	1,450	192,734
		591,044
Railroads (15.02%)
Canadian Pacific Railway, Ltd.	2,500	637,375
	Shares or Principal Amount	Value
Railroads (continued)
CSX Corp.	6,850	$495,666
Kansas City Southern	4,400	673,904
Union Pacific Corp.	2,200	397,738
		2,204,683
Trading Companies & Distributors (8.21%)
Air Lease Corp.	12,906	613,293
Herc Holdings, Inc.(a)	3,900	190,866
United Rentals, Inc.(a)	2,400	400,248
		1,204,407
Total Common Stocks
(Cost $12,068,662)		14,620,958

Total Investments (99.65%)
(Cost $12,068,662)		$14,620,958

Other Assets Less Liabilities (0.35%)		50,625

Net Assets (100.00%)		$14,671,583

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

ADR - American Depositary Receipt

Sector Composition (December 31, 2019) (Unaudited)

Industrials	99.65%
99.65%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Aerospace & Defense	24.84%
Building Products	16.30%
Railroads	15.02%
Trading Companies & Distributors	8.21%
Construction & Engineering	8.21%
Electrical Components & Equipment	6.72%
Air Freight & Logistics	5.35%
Construction Machinery & Heavy Trucks	5.00%
Industrial Machinery	4.03%
Environmental & Facilities Services	3.00%
Diversified Support Services	2.97%
99.65%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments

ICON Information Technology Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.91%)
Aerospace & Defense (4.02%)
Lockheed Martin Corp.	4,100	$1,596,458
Northrop Grumman Corp.	2,300	791,131
		2,387,589
Application Software (7.65%)
Adobe, Inc.(a)	10,100	3,331,081
Globant SA(a)	11,400	1,208,970
		4,540,051
Communications Equipment (2.54%)
Cisco Systems, Inc.	31,500	1,510,740

Data Processing & Outsourced Services (27.73%)
Alliance Data Systems Corp.	8,300	931,260
Automatic Data Processing, Inc.	12,700	2,165,350
Euronet Worldwide, Inc.(a)	13,700	2,158,572
Genpact, Ltd.	16,100	678,937
Global Payments, Inc.	22,693	4,142,834
Mastercard, Inc., Class A	9,500	2,836,605
Visa, Inc., Class A	18,980	3,566,342
		16,479,900
Electrical Components & Equipment (3.90%)
Eaton Corp. PLC	12,300	1,165,056
Hubbell, Inc.	7,800	1,152,996
		2,318,052
Electronic Components (3.47%)
II-VI, Inc.(a)	61,200	2,060,604

Electronic Manufacturing Services (1.45%)
TE Connectivity, Ltd.	9,000	862,560

Internet & Direct Marketing Retail (3.42%)
Amazon.com, Inc.(a)	1,100	2,032,624

IT Consulting & Other Services (12.82%)
Booz Allen Hamilton Holding Corp.	33,500	2,382,855
Cognizant Technology Solutions Corp., Class A	18,700	1,159,774
EPAM Systems, Inc.(a)	7,600	1,612,416
Perficient, Inc.(a)	53,500	2,464,745
		7,619,790
Semiconductors (8.32%)
Diodes, Inc.(a)	14,600	823,002
Intel Corp.	18,400	1,101,240
NXP Semiconductors NV	10,800	1,374,408
Skyworks Solutions, Inc.	13,600	1,643,968
		4,942,618
Systems Software (11.54%)
Microsoft Corp.	39,700	6,260,690
	Shares or Principal Amount	Value
Systems Software (continued)
ServiceNow, Inc.(a)	2,100	$592,872
		6,853,562
Technology Distributors (2.80%)
SYNNEX Corp.	12,900	1,661,520

Technology Hardware, Storage & Peripherals (10.25%)
Apple, Inc.	18,600	5,461,890
Super Micro Computer, Inc.(a)	26,100	626,922
		6,088,812
Total Common Stocks
(Cost $41,649,397)		59,358,422

Total Investments (99.91%)
(Cost $41,649,397)		$59,358,422

Other Assets Less Liabilities (0.09%)		55,999

Net Assets (100.00%)		$59,414,421

(a)	Non-income producing security.

Sector Composition (December 31, 2019) (Unaudited)

Information Technology	88.57%
Industrials	7.92%
Consumer Discretionary	3.42%
99.91%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Data Processing & Outsourced Services	27.73%
IT Consulting & Other Services	12.82%
Systems Software	11.54%
Technology Hardware, Storage & Peripherals	10.25%
Semiconductors	8.32%
Application Software	7.65%
Aerospace & Defense	4.02%
Electrical Components & Equipment	3.90%
Electronic Components	3.47%
Internet & Direct Marketing Retail	3.42%
Technology Distributors	2.80%
Communications Equipment	2.54%
Electronic Manufacturing Services	1.45%
99.91%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments.

ICON Natural Resources Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.60%)
Aerospace & Defense (8.51%)
Lockheed Martin Corp.	3,900	$1,518,582
Northrop Grumman Corp.	4,900	1,685,453
Raytheon Co.	8,400	1,845,816
		5,049,851
Building Products (8.60%)
Armstrong World Industries, Inc.	23,800	2,236,486
Masco Corp.	59,800	2,869,802
		5,106,288
Commodity Chemicals (1.69%)
Cabot Corp.	21,100	1,002,672

Construction & Engineering (6.86%)
EMCOR Group, Inc.	12,700	1,096,010
MasTec, Inc.(a)	46,395	2,976,703
		4,072,713
Construction Materials (9.02%)
Eagle Materials, Inc.	26,100	2,366,226
Martin Marietta Materials, Inc.	10,700	2,992,148
		5,358,374
Diversified Chemicals (10.55%)
Chemours Co.(b)	132,300	2,393,307
Eastman Chemical Co.	22,400	1,775,424
Huntsman Corp.	86,700	2,094,672
		6,263,403
Independent Power Producers & Energy Traders (4.36%)
AES Corp.	67,300	1,339,270
NRG Energy, Inc.	31,500	1,252,125
		2,591,395
Industrial Machinery (3.94%)
Ingersoll-Rand PLC	17,600	2,339,392

Integrated Oil & Gas (1.99%)
Chevron Corp.	9,800	1,180,998

Oil & Gas Exploration & Production (5.24%)
EOG Resources, Inc.	21,600	1,809,216
Pioneer Natural Resources Co.	8,600	1,301,782
		3,110,998
Oil & Gas Refining & Marketing (3.15%)
Marathon Petroleum Corp.	31,000	1,867,750

Paper Packaging (15.23%)
Avery Dennison Corp.	21,800	2,851,876
DS Smith PLC	123,000	625,598
International Paper Co.	44,000	2,026,200
Packaging Corp. of America	16,600	1,859,034
	Shares or Principal Amount	Value
Paper Packaging (continued)
Sealed Air Corp.	42,300	$1,684,809
		9,047,517
Paper Products (1.07%)
Mondi PLC	27,000	633,133

Railroads (6.86%)
CSX Corp.	22,100	1,599,156
Union Pacific Corp.	13,700	2,476,823
		4,075,979
Specialty Chemicals (12.53%)
Celanese Corp.	4,700	578,664
RPM International, Inc.	28,200	2,164,632
Sherwin-Williams Co.	4,200	2,450,868
WR Grace & Co.	32,200	2,249,170
		7,443,334
Total Common Stocks
(Cost $55,323,623)		59,143,797

Total Investments (99.60%)
(Cost $55,323,623)		$59,143,797

Other Assets Less Liabilities (0.40%)		235,561

Net Assets (100.00%)		$59,379,358

(a)	Non-income producing security.
(b)	All or a portion of the security was on loan as of December 31, 2019.

Sector Composition (December 31, 2019) (Unaudited)

Materials	50.09%
Industrials	34.77%
Energy	10.38%
Utilities	4.36%
99.60%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Paper Packaging	15.23%
Specialty Chemicals	12.53%
Diversified Chemicals	10.55%
Construction Materials	9.02%
Building Products	8.60%
Aerospace & Defense	8.51%
Railroads	6.86%
Construction & Engineering	6.86%
Oil & Gas Exploration & Production	5.24%
Independent Power Producers & Energy Traders	4.36%
Industrial Machinery	3.94%
Oil & Gas Refining & Marketing	3.15%
Integrated Oil & Gas	1.99%
Commodity Chemicals	1.69%
Paper Products	1.07%
99.60%

Percentages are based upon common stocks as a percentage of net assets.

Country Composition (December 31, 2019) (Unaudited)

United States	97.48%
United Kingdom	2.12%
99.60%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments.

ICON Utilities Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares or Principal Amount	Value
Common Stocks (99.81%)
Electric Utilities (37.34%)
American Electric Power Co., Inc.	18,900	$1,786,239
Duke Energy Corp.	25,800	2,353,218
Edison International	22,000	1,659,020
Evergy, Inc.	35,500	2,310,695
NextEra Energy, Inc.	12,000	2,905,920
OGE Energy Corp.	45,600	2,027,832
Pinnacle West Capital Corp.	20,500	1,843,565
PPL Corp.	61,300	2,199,444
Xcel Energy, Inc.	36,500	2,317,385
		19,403,318
Electrical Components & Equipment (10.32%)
Eaton Corp. PLC	22,000	2,083,840
Emerson Electric Co.	20,300	1,548,078
Hubbell, Inc.	11,700	1,729,494
		5,361,412
Independent Power Producers & Energy Traders (3.09%)
AES Corp.	80,700	1,605,930

Integrated Telecommunication Services (1.07%)
BCE, Inc.	12,000	556,200

Multi-Utilities (40.27%)
Ameren Corp.	25,900	1,989,120
Black Hills Corp.	15,600	1,225,224
CenterPoint Energy, Inc.	80,300	2,189,781
Consolidated Edison, Inc.	24,600	2,225,562
Dominion Energy, Inc.	28,100	2,327,242
DTE Energy Co.	17,300	2,246,751
MDU Resources Group, Inc.	85,000	2,525,350
NiSource, Inc.	56,700	1,578,528
Public Service Enterprise Group, Inc.	33,600	1,984,080
Sempra Energy	17,400	2,635,752
		20,927,390
Railroads (1.64%)
Union Pacific Corp.	4,700	849,713

Water Utilities (4.15%)
American Water Works Co., Inc.	9,300	1,142,505
Consolidated Water Co., Ltd.	62,205	1,013,942
		2,156,447
	Shares or Principal Amount	Value
Wireless Telecommunication Services (1.93%)
T-Mobile U.S., Inc.(a)	12,800	$1,003,776

Total Common Stocks
(Cost $44,765,898)		51,864,186

Total Investments (99.81%)
(Cost $44,765,898)		$51,864,186

Other Assets Less Liabilities (0.19%)		99,914

Net Assets (100.00%)		$51,964,100

(a)	Non-income producing security.

Sector Composition (December 31, 2019) (Unaudited)

Utilities	84.85%
Industrials	11.96%
Communication Services	3.00%
99.81%

Percentages are based upon common stocks as a percentage of net assets.

Industry Composition (December 31, 2019) (Unaudited)

Multi-Utilities	40.27%
Electric Utilities	37.34%
Electrical Components & Equipment	10.32%
Water Utilities	4.15%
Independent Power Producers & Energy Traders	3.09%
Wireless Telecommunication Services	1.93%
Railroads	1.64%
Integrated Telecommunication Services	1.07%
99.81%

Percentages are based upon common stocks as a percentage of net assets.

The accompanying notes are an integral part of the schedule of investments

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company and is authorized to issue an unlimited number of no par shares. The Trust consists of 17 series Funds (individually a “Fund” and collectively, the “Funds”) as follows: ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Natural Resources Fund (“Natural Resources Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON Flexible Bond Fund (“Flexible Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Opportunities Fund (“Opportunities Fund”) and ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”).

Each Fund, with the exception of the Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund, Utilities Fund and Opportunities Fund offer three classes of shares: Class S, Class C, and Class A. The Consumer Discretionary Fund, Consumer Staples Fund, Emerging Markets Fund, Financial Fund, Healthcare Fund, Industrials Fund, Information Technology Fund and Utilities Fund offer two classes of shares: Class S and Class A. The Opportunities Fund is a single-class fund. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds, like all investments in securities, may have elements of risk, including the risk of loss of principal. For a complete explanation of the risks, please carefully study the prospectuses. There is no assurance that the Funds will achieve their investment objectives and may underperform funds with similar investment objectives. An investment concentrated in sectors and industries involves greater risk and volatility than a more diversified investment. Securities of small companies generally involve greater risks than investments in larger companies. Small company securities tend to be more volatile and less liquid than equity securities of larger companies. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases.

Additionally, the Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in medium- and lower-quality debt securities. High-yield bonds, also known as “junk bonds” are speculative investments and involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. Junk bonds may also be less liquid (more difficult to sell) than equities and higher credit bonds. Reduced liquidity may adversely affect the market price of, and ability of a Fund to value and sell particular securities at certain times, thereby making it difficult to make specific valuation determinations.

The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund may invest in mortgage-related securities, which are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations. The Equity Income Fund, Flexible Bond Fund and Risk-Managed Balanced Fund also may invest in debt securities that are secured with collateral consisting of mortgage related securities (a Collateralized Mortgage Obligation or “CMO”), and in other types of mortgage-related or asset-backed securities. CMOs are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are typically structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments, and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. The ICON Fund and Long/Short Fund also may invest in such securities for temporary defensive purposes.

The Long/Short Fund may engage in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases.

The Risk-Managed Balanced Fund invests in options; selling/writing options involves certain risks, such as limiting gains and lack of liquidity of the underlying securities, and are not suitable for all investors.

Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. Securities of emerging or developing market companies may be less liquid and more volatile than securities in countries with more mature markets.

The Funds may invest in small- and mid-cap securities. The risks associated with small- and mid-cap investing, include limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2019, the Consumer Staples Fund has a significant weighting in the Packaged Foods & Meats industry, the Energy Fund has a significant weighting in the Integrated Oil & Gas industry and the Oil & Gas Exploration & Production industry, the Financial Fund has a significant weighting in the Diversified Banks industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and the Managed Health Care industry, the Industrials Fund has a significant weighting in the Aerospace & Defense industry, the Information Technology Fund has a significant weighting in the Data Processing & Outsourced Services industry, the Utilities Fund has a significant weighting in the Electric Utilities industry and the Multi-Utilities industry, the Emerging Markets Fund has a significant weighting in the Diversified Banks industry, the Financials sector, and China, the International Equity Fund has a significant weighting in the Financials sector, the ICON Fund has a significant weighting in the Information Technology sector, the Long/Short Fund has a significant weighting in the Information Technology sector, the Opportunities Fund has a significant weighting in the Consumer Discretionary sector and the Industrials sector.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. If the NYSE closes unexpectedly and there is active trading on other exchanges, the securities will be valued at the Valuation Time based off of those exchanges. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the NYSE is open for trading.

The Funds use pricing services to obtain the fair value of securities in their portfolios. If a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not, in the Funds’ judgment, reflect the fair value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Valuation Committee pursuant to procedures approved by the Funds’ Board of Trustees (the “Board”).

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates fair value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Mortgage-related and asset-backed securities are typically issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds, including money market funds, that are not traded on an exchange are valued at the end of day net asset value (“NAV”) per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Funds’ Valuation Committee determines that use of another valuation methodology is appropriate. The purpose of daily fair valuation is to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its NAV. The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments based on the inputs used to determine their values on December 31, 2019:

ICON Consumer Discretionary Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$20,896,928	$—	$—	$20,896,928
Total	$20,896,928	$—	$—	$20,896,928

ICON Consumer Staples Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$5,733,380	$—	$—	$5,733,380
Collateral for Securities on Loan	—	62,570	—	62,570
Total	$5,733,380	$62,570	$—	$5,795,950

ICON Energy Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$96,718,146	$—	$—	$96,718,146
Total	$96,718,146	$—	$—	$96,718,146

ICON Financial Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,170,397	$—	$—	$42,170,397
Total	$42,170,397	$—	$—	$42,170,397

ICON Healthcare Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$64,350,471	$—	$—	$64,350,471
Total	$64,350,471	$—	$—	$64,350,471

ICON Industrials Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$14,620,958	$—	$—	$14,620,958
Total	$14,620,958	$—	$—	$14,620,958

ICON Information Technology Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$59,358,422	$—	$—	$59,358,422
Total	$59,358,422	$—	$—	$59,358,422

ICON Natural Resources Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Paper Packaging	$8,421,919	$625,598	$—	$9,047,517
Other	49,463,147	633,133	—	50,096,280
Total	$57,885,066	$1,258,731	$—	$59,143,797

ICON Utilities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$51,864,186	$—	$—	$51,864,186
Total	$51,864,186	$—	$—	$51,864,186

ICON Emerging Markets Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$3,100,899	$7,923,571	$—	$11,024,470
Interactive Media & Services	1,733,771	1,519,717	—	3,253,488
Internet & Direct Marketing Retail	2,439,150	448,229	—	2,887,379
Other	10,834,603	9,093,308	—	19,927,911
Preferred Stocks	1,183,981	—	—	1,183,981
Total	$19,292,404	$18,984,825	$—	$38,277,229

ICON International Equity Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified Banks	$1,173,796	$3,503,956	$—	$4,677,752
Independent Power Producers & Energy Traders	195,834	296,126	—	491,960
Integrated Oil & Gas	817,170	2,208,387	—	3,025,557
Interactive Media & Services	208,752	337,233	—	545,985
Pharmaceuticals	645,745	1,330,360	—	1,976,105
Other	6,016,764	14,028,633	—	20,045,397
Preferred Stocks	349,989	—	—	349,989
Exchange Traded Funds	721,430	—	—	721,430
Total	$10,129,480	$21,704,695	$—	$31,834,175

ICON Equity Income Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$4,190,902	$—	$4,190,902
Common Stocks	77,009,305	—	—	77,009,305
Preferred Stocks	774,373	—	—	774,373
Closed-End Mutual Funds	925,109	—	—	925,109
Collateral for Securities on Loan	—	2,392,500	—	2,392,500
Total	$78,708,787	$6,583,402	$—	$85,292,189

ICON Flexible Bond Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$115,127,127	$—	$115,127,127
Asset-Backed Securities	—	2,839,151	—	2,839,151
Preferred Stocks	25,483,813	—	—	25,483,813
Closed-End Mutual Funds	15,757,290	—	—	15,757,290
Collateral for Securities on Loan	—	357,888	—	357,888
Total	$41,241,103	$118,324,166	$—	$159,565,269

ICON Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$45,508,414	$—	$—	$45,508,414
Exchange Traded Funds	804,061	—	—	804,061
Collateral for Securities on Loan	—	232,758	—	232,758
Total	$46,312,475	$232,758	$—	$46,545,233

ICON Long/Short Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$21,242,167	$—	$—	$21,242,167
Exchange Traded Funds	391,590	—	—	391,590
Collateral for Securities on Loan	—	209,442	—	209,442
Total	$21,633,757	$209,442	$—	$21,843,199

ICON Opportunities Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$16,757,243	$—	$—	$16,757,243
Exchange Traded Funds	273,562	—	—	273,562
Collateral for Securities on Loan	—	183,125	—	183,125
Total	$17,030,805	$183,125	$—	$17,213,930

ICON Risk-Managed Balanced Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds	$—	$5,236,001	$—	$5,236,001
Common Stocks	20,986,649	—	—	20,986,649
Preferred Stocks	297,502	—	—	297,502
Closed-End Mutual Funds	1,685,082	—	—	1,685,082
Purchased Put Options	13,260	—	—	13,260
Total	$22,982,493	$5,236,001	$—	$28,218,494

* Please refer to the Schedule of Investments and the Sector/Industry Classification, Country Composition and Credit Diversification tables for additional security details.

There were no Level 3 securities held in any of the Funds at December 31, 2019.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at NAV. NAV per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading. The NAV is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities resulting from changes in the exchange rates and changes in market prices of securities held.

Forward Foreign Currency Contracts

The Funds may enter into short-term forward foreign currency contracts. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The Funds use forward foreign currency contracts to manage foreign currency exposure with respect to transactional hedging, positional hedging, cross hedging and proxy hedging.

These contracts involve market risk and do not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of those securities decline. The Funds could be exposed to risk if the value of the currency changes unfavorably. Additionally, the Funds could be exposed to counterparty risk if the counterparties are unable to meet the terms of the contracts.

These contracts are marked-to-market daily. Net realized gains and losses on foreign currency transactions represent disposition of foreign currencies, and the difference between the amount recorded at the time of the transaction and the U.S. dollar amount actually received. At December 31, 2019 and for the period then ended, no Funds had outstanding forward foreign currency contracts.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2019 was limited to purchased options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds may utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the fair value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limiting gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the fair value of the index. Written and purchased options are non-income producing securities.

For the period ended December 31, 2019, the Risk-Managed Balanced Fund engaged in purchased put option transactions. All open option contracts are included on each Fund’s Schedule of Investments.

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion. Each of the other Funds may engage in short sales on securities the Fund owns or has the right to obtain.

Short sales involve market risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Funds’ custodian. The collateral required is determined daily by reference to the fair value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use, if any, are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. For the period ended December 31, 2019, the Long/Short Fund did not engage in short selling.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. Collateral is received in exchange for securities on loan in the amount of at least 102% of the value of the U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by assets that generally exceed the value of the securities on loan. Collateral may consist of cash or securities issued or guaranteed by the United States government or its agencies or instrumentalities. The fair value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest cash collateral received from lending in the State Street Navigator Securities Lending Government Money Market Portfolio which is disclosed on the Schedules of Investments. The Funds bear the risk of loss with respect to the investment of cash collateral. The State Street Navigator Securities Lending Government Money Market Portfolio is a Government Money Market Portfolio designed to provide continuous daily liquidity. Non-Cash collateral received consists of securities issued or guaranteed by the United States government or its agencies or instrumentalities with remaining maturities ranging from overnight to 30 years. Non-cash collateral is not disclosed on the Funds’ Schedules of Investments as the Funds do not have the ability to re-hypothecate these securities.

Security loans consist of equity securities and generally do not have a stated maturity date. The Funds may recall a loaned security at any time.

For the period ended December 31, 2019, the following Funds had securities with the following values on loan:

	Market Value of Securities on Loan	Market Value of Cash Collateral Received	Market Value of Non-Cash Collateral Received	Total Collateral Received	Net Collateral Due To/(From) Counterparty
ICON Consumer Discretionary Fund	$831,577	$—	$846,600	$846,600	$15,023
ICON Consumer Staples Fund	794,177	62,570	751,636	814,206	20,029
ICON Energy Fund	2,404,622	—	2,466,240	2,466,240	61,618
ICON Financial Fund	774,384	—	793,875	793,875	19,491
ICON Healthcare Fund	565,070	—	583,750	583,750	18,680
ICON Industrials Fund	876,089	—	898,675	898,675	22,586
ICON Natural Resources Fund	2,393,307	—	2,381,400	2,381,400	(11,907)
ICON Equity Income Fund	2,306,100	2,392,500	—	2,392,500	86,400
ICON Flexible Bond Fund	4,896,696	357,888	4,662,074	5,019,962	123,266
ICON Fund	332,515	232,758	104,386	337,144	4,629
ICON Long/Short Fund	954,238	209,442	763,465	972,907	18,669
ICON Opportunities Fund	652,276	183,125	474,928	658,053	5,777

Income Taxes, Dividends, and Distributions

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Flexible Bond Fund distributes net investment income, if any, to shareholders monthly. The Equity Income Fund, Utilities Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past three years, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Certain foreign countries impose a capital gains tax which is accrued by the Funds based on the unrealized appreciation, if any, on affected securities. Any accrual would reduce a Fund’s NAV. The tax is paid when the gain is realized.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities based on the effective yield.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Withholding Tax

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Other

The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class or number of shareholder accounts. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets or number of shareholder accounts. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

3. Borrowings

The Trust has entered into an uncommitted, unsecured, revolving Line of Credit agreement/arrangement with State Street to provide temporary funding for redemption requests. The maximum borrowing limit is $30 million. Interest on domestic borrowings is charged at a rate quoted and determined by State Street. The interest rate as of December 31, 2019, was 3.01%. The Line of Credit agreement/arrangement expires on March 16, 2020.

As of December 31, 2019, the following Funds had outstanding borrowings:

Fund	Amount
ICON Energy Fund	$772,359
ICON Natural Resources Fund	546,008

4. Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements for investments measured at fair value. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. The impact of the amended guidance on the Funds was the removal of the requirements to disclose (a) amounts of and reasons for transfers between Level 1 and 2 fair value measurements, (b) the valuation process for Level 3 fair value measurements, and (c) the policy for timing of transfers between levels. Eliminated and modified disclosures have been adopted, and did not have a material impact to the Schedules of Investments or accompanying notes.

5. Pending Transaction

On October 23, 2019, ICON Advisers, Inc., the investment adviser to ICON Funds, a Massachusetts business trust and open-end investment company (“ICON”), and CCM Partners, LP d/b/a Shelton Capital Management, the investment adviser of SCM Trust, a Massachusetts business trust and open-end investment company (“SCM Trust”), entered into a Transaction Agreement whereby they each agreed to recommend to the Board of Trustees of ICON and SCM Trust, respectively, that the separate funds of ICON be reorganized with and into certain SCM Trust funds.

In connection with the Transaction Agreement, on February 7, 2020 the Board of Trustees of ICON Funds unanimously approved Agreements and Plans of Reorganization (the “Agreements”) in respect of the proposed Fund reorganizations listed below (each, a “Reorganization”). The Board of Trustees of SCM Trust approved the Agreements on February 6, 2020. Each Agreement provides for the transfer of the assets and liabilities of each Fund (except the ICON International Equity Fund) to a corresponding, newly formed fund and of the ICON International Equity Fund into the already existing Shelton International Select Equity Fund series of the SCM Trust (each such acquiring fund, an “Acquiring Fund,” and collectively the “Acquiring Funds”) in the SCM Trust in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the respective Fund as of the close of business on the closing date. The proposed Reorganizations will result in the consolidation of 16 ICON Funds into eight new Acquiring Funds as shown in the table below.

Current Acquired Funds of ICON Funds	Corresponding Acquiring Funds of SCM Trust
ICON Fund	ICON Equity Fund
ICON Long/Short Fund	ICON Equity Fund
ICON Opportunities Fund	ICON Equity Fund

ICON Equity Income Fund	ICON Equity Income Fund
ICON Risk-Managed Balanced Fund	ICON Equity Income Fund

ICON Consumer Discretionary Fund	ICON Consumer Select Fund
ICON Consumer Staples Fund	ICON Consumer Select Fund
ICON Financial Fund	ICON Consumer Select Fund

ICON Energy Fund	ICON Natural Resources Fund
ICON Industrials Fund	ICON Natural Resources Fund
ICON Natural Resources Fund	ICON Natural Resources Fund

ICON Information Technology Fund	ICON Health and Information Technology Fund
ICON Healthcare Fund	ICON Health and Information Technology Fund

ICON Utilities Fund	ICON Utilities and Income Fund

ICON Flexible Bond Fund	ICON Flexible Bond Fund

ICON Emerging Markets Fund	Shelton Emerging Markets Fund

If the Reorganizations are approved by the shareholders of each Fund, the Acquiring Funds (other than the Shelton Emerging Markets Fund and Shelton International Select Equity Fund) will be advised by Shelton Capital Management and sub-advised by ICON Advisers, Inc. The Shelton Emerging Markets Fund will be advised by Shelton Capital Management with no sub-adviser. The Shelton International Select Equity Fund will continue to be advised by Shelton Capital Management with no sub-adviser.

Each Reorganization is subject to the approval of shareholders of each Fund. Shareholders of record of each Fund on the determined record date will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the ICON Funds Board of Trustees considered in approving the Agreement. Each Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, each Reorganization is expected to close in the second quarter of 2020, or as soon as practicable thereafter. This is subject to change.

In conjunction with the Agreement, Class C shares of the Funds are now closed to new or additional purchases.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 27, 2020

By (Signature and Title)*	/s/ Brian D. Harding
Brian D. Harding, Principal Financial Officer and Treasurer
(Principal Financial Officer and Treasurer)

Date February 27, 2020

*	Print the name and title of each signing officer under his or her signature.